Acquisition and Disposition Activity - Schedule of Business Acquisitions, by Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Trust One- Memphis [Member] | As Acquired [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 92,060
Loans	88,179
Other real estate owned	1,325
Other assets	368
Total Assets	181,932
Interest-bearing deposits	164,942
Non-interest-bearing deposits	26,373
Deferred tax liability	0
Other liabilities	84
Total Liabilities	191,399
Trust One- Memphis [Member] | Preliminary Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Total Assets	871
Deferred tax liability	0
Trust One- Memphis [Member] | As Recorded by IBERIABANK [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	92,060
Loans	86,453
Other real estate owned	1,325
Core deposit intangible	2,597
Other assets	368
Total Assets	182,803
Interest-bearing deposits	164,942
Non-interest-bearing deposits	26,373
Deferred tax liability	0
Other liabilities	84
Total Liabilities	191,399
Teche [Member] | As Acquired [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	71,611
Investment securities	24,077
Loans	716,327
Other real estate owned	329
Deferred tax asset	1,057
Other assets	56,730
Total Assets	870,131
Interest-bearing deposits	520,446
Non-interest-bearing deposits	118,256
Borrowings	134,228
Other liabilities	5,376
Total Liabilities	778,306
Teche [Member] | Preliminary Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Investment securities	1,092
Loans	(15,869)
Other real estate owned	(153)
Core deposit intangible	7,440
Deferred tax asset	4,835
Other assets	(5,653)
Total Assets	(8,308)
Interest-bearing deposits	902
Borrowings	6,304
Total Liabilities	7,206
Teche [Member] | As Recorded by IBERIABANK [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	71,611
Investment securities	25,169
Loans	700,458
Other real estate owned	176
Core deposit intangible	7,440
Deferred tax asset	5,892
Other assets	51,077
Total Assets	861,823
Interest-bearing deposits	521,348
Non-interest-bearing deposits	118,256
Borrowings	140,532
Other liabilities	5,376
Total Liabilities	785,512
First Private [Member] | As Acquired [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	26,621
Investment securities	18,920
Loans	300,177
Deferred tax asset	530
Other assets	5,148
Total Assets	351,396
Interest-bearing deposits	261,713
Non-interest-bearing deposits	50,334
Borrowings	6,451
Other liabilities	306
Total Liabilities	318,804
First Private [Member] | Preliminary Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Investment securities	297
Loans	(910)
Core deposit intangible	506
Deferred tax asset	122
Total Assets	15
Interest-bearing deposits	220
Total Liabilities	220
First Private [Member] | As Recorded by IBERIABANK [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	26,621
Investment securities	19,217
Loans	299,267
Core deposit intangible	506
Deferred tax asset	652
Other assets	5,148
Total Assets	351,411
Interest-bearing deposits	261,933
Non-interest-bearing deposits	50,334
Borrowings	6,451
Other liabilities	306
Total Liabilities	$ 319,024